Employee Incentive Plan (Textuals) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2015
ENLK Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period		3 years
ENLC Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 8.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		240,760
Restricted Stock Units (RSUs) [Member] | ENLK Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		7.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		244,998
Restricted Stock Units (RSUs) [Member] | ENLK Restricted Unit March Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		3.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	128,675
Restricted Stock Units (RSUs) [Member] | ENLC Restricted Units March Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		3.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	102,543
Restricted Stock [Member] | ENLC Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	27.4	27.4
Unrecognized compensation costs, weighted average period for recognition		2 years 1 month
Enlink midstream, LLC [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	3.7	3.7
Unrecognized compensation costs, weighted average period for recognition		2 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		0
EnLink Midstream Partners, LP [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	3.7	3.7
Unrecognized compensation costs, weighted average period for recognition		2 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		0
EnLink Midstream Partners, LP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	27.3	$ 27.3
Unrecognized compensation costs, weighted average period for recognition		2 years 2 months
Minimum [Member] | EnLink Midstream Partners, LP [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		0.00%
Minimum [Member] | Enlink midstream, LLC [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		0.00%
Maximum [Member] | EnLink Midstream Partners, LP [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		200.00%
Maximum [Member] | Enlink midstream, LLC [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		200.00%